Related party transactions	6 Months Ended
Dec. 31, 2022
Related Party Transactions
Related party transactions

8 Related party transactions

a.	Parent entities

i.	Ultimate parent

Genetic Technologies Limited is the ultimate Australian parent Company. As at the date of this report, no shareholder controls more than 50% of the issued capital of the Company.

b.	Transactions with other related parties

During the half-year ended 31 December 2022, the only transactions between entities within the group and other related parties, are as listed below. Except where noted, all amounts were charged on similar to market terms and at commercial rates.

i.	Mr Peter Rubinstein (Non-Executive Director and Chairman)

During the financial year ended June 30, 2020, the board approved the payment of consulting services to Non-Executive Director and current Chairman, Mr Peter Rubinstein for his advice relating to capital raises, compliance, NASDAQ hearings and investor relations. The services procured were through Mr Peter Rubinstein’s associate entity ValueAdmin.com Pty Ltd and during the current reporting period amounted to $33,000 (2021: $33,000).

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2022

8 Related party transactions (continued)

ii.	Mr Stanley Sack (former Chief Operating Officer)

In the comparative period, the Company engaged Mr Stanley Sack to provide consulting services via his related entity Cobben Investments in the capacity of Chief Operating Officer. The total paid to Cobben Investments during this period was $78,750. During the current reporting period, no payments were made to Cobben Investments.